Summary of significant accounting policies - Schedule of Consolidated Subsidiaries (Details)	Dec. 31, 2024
11 Hau Fook Street Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Apiguru Pty Ltd.
Summary of significant accounting policies
Percentage ownership	100.00%
Beijing SGOCO Image Technology Co., Ltd.
Summary of significant accounting policies
Percentage ownership	100.00%
First Asia Finance Limited
Summary of significant accounting policies
Percentage ownership	100.00%
FOR THE FUTURE, Inc.
Summary of significant accounting policies
Percentage ownership	100.00%
Giant Credit Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Giant Connection Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Giant Financial Services Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Paris Sky Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Riches Advisory Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Riches Elite Technology (Shenzhen) Co.,Ltd
Summary of significant accounting policies
Percentage ownership	100.00%
Riches Finance Group Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Riches Holdings Limited
Summary of significant accounting policies
Percentage ownership	100.00%
Riches Property Limited
Summary of significant accounting policies
Percentage ownership	100.00%
SGOCO International (HK) Limited
Summary of significant accounting policies
Percentage ownership	100.00%
(Formerly known as "First Asia Tower Limited")
Summary of significant accounting policies
Percentage ownership	100.00%
Vision Lane Limited
Summary of significant accounting policies
Percentage ownership	100.00%